C3 Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Summary of Components of Right of Use Assets
Leases with the Company as lessee

Right-of-use
assets

	2022				2021
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total
Cost
Opening balance	13,756	930	171	14,857	11,784	823	171	12,778
Additions	1,650	168	136	1,954	1,759	258	—	2,017
Balances regarding acquired/divested business	334	—	—	334	(10)	(11)	—	(21)
Terminations	(719)	(178)	—	(897)	(395)	(180)	—	(575)
Translation differences	874	78	(4)	948	618	40	—	658
Closing balance	15,895	998	303	17,196	13,756	930	171	14,857

Accumulated depre ciati ons
Opening balance	(5,687)	(495)	(79)	(6,261)	(3,700)	(390)	(55)	(4,145)
Depreciations	(2,141)	(250)	(60)	(2,451)	(2,002)	(251)	(24)	(2,277)
Balances regarding divested business	—	—	—	—	8	6	—	14
Terminations	393	159	—	552	233	158	—	391
Translation differences	(354)	(43)	1	(396)	(226)	(18)	—	(244)
Closing balance	(7,789)	(629)	(138)	(8,556)	(5,687)	(495)	(79)	(6,261)

Accumulated impairment losses
Opening balance	(303)	—	—	(303)	(340)	—	—	(340)
Impairment losses	(66)	—	—	(66)	—	—	—	—
Terminations	27	—	—	27	63	—	—	63
Translation differences	(32)	—	—	(32)	(26)	—	—	(26)
Closing balance	(374)	—	—	(374)	(303)	—	—	(303)

Financial sublease
Opening balance	(345)	—	—	(345)	(313)	—	—	(313)
Translation differences	(51)	—	—	(51)	(32)	—	—	(32)
Closing balance	(396)	—	—	(396)	(345)	—	—	(345)

Net carrying value	7,336	369	165	7,870	7,421	435	92	7,948

Summary of Cash payments

Cash payments

	2022	2021
Repayments of the lease liabilities 1)	(2,593)	(2,368)
Interest expense of the lease liabilities	(464)	(426)
Low-value asset not included in the measurement of the liabilities	(516)	(434)
Variable lease payments not included in the measurement of the lease liabilities	(278)	(238)
Total cash outflow	(3,851)	(3,466)

1)	Including advance payments.

Summary of Future Minimum Payment Receivables	Future minimum payment receivables

	Financial leases	Operating leases
2023	77	67
2024	80	28
2025	14	20
2026	—	19
2027	—	11
2028 and later	—	3
Total	171	148